Vanguard Target Retirement 2045 Fund

Schedule of Investments (unaudited)
As of June 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Investment Companies (98.7%)
U.S. Stock Fund (53.7%)
Vanguard Total Stock Market Index Fund Investor Shares	197,846,716	15,083,834

International Stock Fund (36.1%)
Vanguard Total International Stock Index Fund Investor Shares	639,846,356	10,135,166

U.S. Bond Fund (6.3%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	152,493,873	1,758,254

International Bond Fund (2.6%)
Vanguard Total International Bond Index Fund Investor Shares	64,803,604	746,537
Total Investment Companies (Cost $19,691,027)		27,723,791
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
1 Vanguard Market Liquidity Fund, 0.227% (Cost $392,576)	3,925,837	392,584
Total Investments (100.1%) (Cost $20,083,603)		28,116,375
Other Assets and Liabilities—Net (-0.1%)		(32,837)
Net Assets (100%)		28,083,538
Cost is in $000.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	September 2020	2,192	305,065	2,944
E-mini S&P 500 Index	September 2020	442	68,293	1,464
				4,408

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation.

Target Retirement 2045 Fund

The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At June 30, 2020, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sep. 30,		Proceeds					June 30,
	2019		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	12,586	NA1	NA1	(66)	8	220	—	392,584
Vanguard Total
Bond Market II
Index Fund	1,907,023	681,869	905,311	21,313	53,360	35,157	—	1,758,254
Vanguard Total
International
Bond
Index Fund	807,216	138,370	180,737	661	(18,973)	24,356	—	746,537
Vanguard Total
International
Stock
Index Fund	9,583,046	1,195,189	259,285	(7,218)	(376,566)	183,570	—	10,135,166
Vanguard Total
Stock Market
Index Fund	14,386,873	926,469	805,166	5,798	569,860	199,624	—	15,083,834
Total	26,696,744	2,941,897	2,150,449	20,488	227,689	442,927	—	28,116,375
1 Not applicable —purchases and sales are for temporary cash investment purposes.